ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS

The following table provides all changes to the company’s asset retirement obligations.

In thousands
Asset retirement obligations at December 31, 2020	$588
Accretion expenses	5
Asset retirement obligations at March 31, 2021	593
Accretion expenses	13
Asset retirement obligations at June 30, 2021	$606

Asset retirement obligations at December 31, 2021	$1,527
Accretion expenses	63
Asset retirement obligations at March 31, 2022	1,590
Accretion expenses	32
Asset retirement obligations at June 30, 2022	$1,622

The following table provides all changes to the company’s asset retirement obligations.

In thousands	December 31, 2021	December 31, 2020
Asset retirement obligations at the beginning of the year	$588	$204
Liabilities incurred	889	334
Accretion expenses	50	50
Total asset retirement obligations at year end	$1,527	$588